Equity and Debt Financing Agreements - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value of liability for embedded conversion option derivative instruments	$ 7,150,000	$ 7,785,824,000	$ 2,151,502,000
Fair Value, Measurements, Recurring [Member]
Fair value of liability for embedded conversion option derivative instruments	7,150	7,785,824	2,151,502
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of liability for embedded conversion option derivative instruments
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of liability for embedded conversion option derivative instruments
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of liability for embedded conversion option derivative instruments	$ 7,150	$ 7,785,824	$ 2,151,502